BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Business Acquisition [Line Items]
Schedule of fair value of assets acquired and liabilities

Cash and Cash Equivalents	$10,334
Funds Receivable	2,755
Accounts Receivables	4,880
Prepaid Expenses and Other Accounts Receivable	1,153
Property and Equipment, net	171
Long Term Lease Deposits	75
Intangible assets	83,459
Goodwill	300,876
Total assets acquired	403,703

Liabilities
Deferred tax liabilities, net	5,560
Accounts Payable	3,762
Accrued Expenses and Other Current Liabilities	4,623
Funds Payable to Customers	2,755
Total liabilities assumed	16,700

Total purchase consideration	$387,003

Schedule of estimate of intangible assets and estimated useful lives as of acquisition date
	Fair	Useful life
	Value	(In years)

Technology (1)	$58,892	7
Partnership Agreement (1)	11,366	6
Customer Relationships (1)	12,470	1
Trademark (1)	731	2
Total Intangible assets acquired	$83,459

Schedule of business acquisition, pro forma information
	Year Ended
	December 31,
	(Unaudited)
	2021	2022

Revenues	$332,573	$431,599
Net income (loss)	$(124,812)	$(201,882)

Borderfree Acquisition [Member]
Business Acquisition [Line Items]
Schedule of fair value of assets acquired and liabilities
Cash and Equivalents	$5732
Accounts Receivable	5,021
Other receivables	971
Inventory	90
Long term receivables	2,460
Deferred tax asset	389
Fixed assets, net	76
Intangible assets	42,832
Goodwill	66,690
Total assets acquired	124,261

Liabilities
Deferred tax liabilities, net	9,394
Accounts payable	7,746
Other accounts payable	5,241
Total liabilities assumed	22,381

Total purchase consideration	$101,880

Schedule of estimate of intangible assets and estimated useful lives as of acquisition date
	Fair	Useful life
	Value	(In years)

Marketing Asset (1)	$19,263	5
Customer Relationships (1)	15,386	5
Technology (1)	4,785	2
GTS Duty Calculator (1)	3,398	9
Total Intangible assets acquired	$42,832